EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 07, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity
Total dividends paid for ordinary share		$ 321	$ 269	$ 279
Propsed interim dividend, as a percentage of the total dividend from the previous year		40.00%
Distributable reserves		$ 2,274
Ordinary shares
Equity
Ordinary final dividends per share			$ 0.227	$ 0.185	$ 0.190
Interim dividend per ordinary share		$ 0.140	$ 0.123	$ 0.123
Ordinary dividends paid relating to prior years		$ 198	$ 162	$ 170
Ordinary dividends paid relating to current years		123	107	109
Total dividends paid for ordinary share		$ 321	$ 269	$ 279
Proposed final dividend per ordinary share	$ 22.0
Total proposed dividends	$ 192